Long-Term Investments - Schedule of Available-For-Sale Debt Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Available-For-Sale Debt Investments [Abstract]
Cost, Unlisted debt securities	¥ 76,000	¥ 76,000
Gross unrealized gains, Unlisted debt securities
Gross unrealized losses, Unlisted debt securities	(11,535)	(7,561)
Disposal of Long-term investments, Unlisted debt securities	(6,000)	(428)
Fair value, Unlisted debt securities	¥ 58,465	¥ 68,011